FINANCE LEASE RECEIVABLE - Maturity analysis of the undiscounted finance lease receivables (Details)	Dec. 31, 2019 USD ($)
FINANCE LEASE RECEIVABLE
Total undiscounted finance lease receivables	$ 254,726
Less than 1 year
FINANCE LEASE RECEIVABLE
Total undiscounted finance lease receivables	105,404
1-2 years
FINANCE LEASE RECEIVABLE
Total undiscounted finance lease receivables	105,404
2-3 years
FINANCE LEASE RECEIVABLE
Total undiscounted finance lease receivables	$ 43,918